Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of preparation
These Consolidated Financial Statements include Validus Holdings, Ltd. and its wholly and majority owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain amounts with respect to cash and cash equivalents have been revised to correct certain prior period comparatives in these Consolidated Financial Statements.
All significant intercompany accounts and transactions have been eliminated.

Use of estimates
The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes that the amounts included in the Consolidated Financial Statements reflect its best estimates and assumptions, actual results could differ from those estimates. The Company’s principal estimates include:
•reserve for losses and loss expenses;
•premium estimates for business written on a line slip or proportional basis;
•the valuation of goodwill and intangible assets;
•reinsurance recoverable balances including the provision for uncollectible amounts; and
•investment valuation of financial assets.
The term “ASC” used in these notes refers to Accounting Standard Codification issued by the United States Financial Accounting Standards Board (“FASB”).

Premiums
Insurance premiums written are recorded in accordance with the terms of underlying policies. Reinsurance premiums written are recorded at the inception of the policy and are estimated based on information received from brokers, ceding companies and reinsureds, and any subsequent differences arising on such estimates will be recorded in the periods in which they are determined. Premiums written are earned on a pro-rated basis over the term of the policy. For contracts and policies written on a losses occurring basis, the risk period is generally the same as the contract or policy terms. For contracts written on a policies attaching basis, the risk period is based on the terms of the underlying contracts and policies and is generally assumed to be 24 months. The portion of the premiums written applicable to the unexpired terms of the underlying contracts and policies in force is recorded as unearned premiums.
Reinstatement premiums are recorded at the time a loss event occurs and coverage limits for the remaining life of the contract are reinstated under predefined contract terms. The accrual of reinstatement premiums is based on our estimate of losses and loss expenses, which reflects management’s judgment, as described in Note 3(c) "Reserve for losses and loss expenses" below.

Policy acquisition costs
Policy acquisition costs are costs that vary with, and are directly related to, the successful production of new and renewal business, and consist principally of commissions and brokerage expenses. Acquisition costs are shown net of commissions earned on reinsurance ceded. These costs are deferred and amortized over the periods in which the related premiums are earned. Deferred acquisition costs are limited to their estimated realizable value based on the related unearned premiums and anticipated claims expenses. The realizable value of the Company’s deferred acquisition costs is determined without consideration of investment income. Policy acquisition costs also include profit commissions. Profit commissions are recognized on a basis consistent with our estimate of losses and loss expenses.

Reserves for losses and loss expenses
The reserve for losses and loss expenses includes reserves for unpaid reported losses and for losses incurred but not reported (“IBNR”). The reserve for unpaid reported losses and loss expenses is established by management based on reports from brokers, ceding companies and insureds and represents the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by, the Company. The reserve for incurred but not reported losses and loss expenses is established by management based on actuarially determined estimates of ultimate losses and loss expenses. Inherent in the estimate of ultimate losses and loss expenses are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled. Accordingly, ultimate losses and loss expenses may differ materially from the amounts recorded in the Consolidated Financial Statements. These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, will be recorded in earnings in the period in which they become known. Prior period development arises from changes to these estimates recognized in the current year that relate to reserves for losses and loss expenses established in previous calendar years.

Reinsurance
In the normal course of business, the Company seeks to reduce the potential amount of loss arising from claims events by reinsuring certain levels of risk assumed in various areas of exposure with other insurers or reinsurers. The accounting for reinsurance ceded depends on the method of reinsurance. If the policy is on a “losses occurring” basis, reinsurance premiums ceded are expensed (and any commissions thereon are earned) on a pro-rata basis over the period the reinsurance coverage is provided. If the policy is a “risks attaching” policy, reinsurance premiums ceded are expensed (and any commissions thereon are earned) in line with the earning of the gross premiums to which the risk attaching policy relates. Prepaid reinsurance premiums represent the portion of premiums ceded applicable to the unexpired term of policies in force. Mandatory reinstatement premiums ceded are recorded at the time the loss event occurs. Reinsurance recoverables are based on contracts in force at the time of the underlying loss event. The method for determining the reinsurance recoverable on unpaid losses and loss expenses involves the actuarial estimates of unpaid losses and loss expenses as well as a determination of the Company’s ability to cede unpaid losses and loss expenses under its reinsurance treaties. The use of different assumptions could have a material effect on the provision for uncollectible reinsurance. To the extent the creditworthiness of the Company’s reinsurers was to deteriorate due to adverse events affecting the reinsurance industry, such as a large number of major catastrophes, actual uncollectible amounts could be significantly greater than the Company’s provision. Amounts recoverable from reinsurers are estimated in a manner consistent with the underlying liabilities.

Investments
All investments are carried at fair value with interest and dividend income and realized and unrealized gains and losses included in net income for the year.
All investment transactions are recorded on a first-in-first-out basis and realized gains and losses on the sale of investments are determined on the basis of amortized cost. Interest on fixed maturity securities is recorded in net investment income when earned and is adjusted for any amortization of premium or accretion of discount.
For mortgage-backed securities, and any other holdings for which there is a prepayment risk, prepayment assumptions are evaluated and revised as necessary. Any adjustments required due to the resultant change in effective yields and maturities are recognized retrospectively. Prepayment fees or call premiums that are only payable to the Company when a security is called prior to its maturity, are earned when received and reflected in net investment income.
Short-term investments primarily comprise of investments with a remaining maturity of less than one year at time of purchase and money market funds held at the Company’s investment managers. Certain short-term investments relate to funds held in trust in support of collateralized reinsurance transactions.

Other investments
The fair value of other investments is generally recorded on the basis of the net asset valuation criteria established by the managers of the investments, normally based upon the governing documents of such investments. In addition, due to a lag in reporting, some of the fund managers, fund administrators, or both, are unable to provide final fund valuations as of the Company’s reporting date. In these circumstances, the Company estimates the fair value of these funds by starting with the prior month’s or prior quarter's fund valuation, adjusting these valuations for capital calls, redemptions or distributions and the impact of changes in foreign currency exchange rates, and then estimating the return for the current period. In circumstances in which the Company estimates the return for the current period, it uses all credible information available. This includes utilizing preliminary estimates reported by its fund managers, obtaining the valuation of underlying portfolio investments where such underlying investments are publicly traded and therefore have a readily observable price, using information that is available to the Company with respect to the underlying investments, reviewing various indices for similar investments or asset classes, as well as estimating returns based on the results of similar types of investments for which the Company has reported results, or other valuation methods, as necessary. Actual final fund valuations may differ, perhaps materially so, from the Company’s estimates and these differences are recorded in the period they become known as a change in estimate.

Fair value of financial instruments
Fair value is defined as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date reflecting the highest and best use valuation concepts. The guidance for “Fair Value Measurement and Disclosure” provides a framework for measuring fair value by creating a hierarchy of fair value measurements that distinguishes market data between observable independent market inputs and unobservable market assumptions by the reporting entity. The guidance further expands disclosures about such fair value measurements. The guidance applies broadly to most existing accounting pronouncements that require or permit fair value measurements (including both financial and non-financial assets and liabilities) but does not require any new fair value measurements. The Company has adopted all authoritative guidance in effect as of the balance sheet date regarding certain market conditions that allow for fair value measurements that incorporate unobservable inputs where active market transaction based measurements are unavailable.

Derivative instruments
Fair Value Hedges
The Company uses derivative instruments in the form of foreign currency forward exchange contracts to manage foreign currency risk. A foreign currency forward exchange contract involves an obligation to purchase or sell a specified amount of a specified currency at a future date at a price set at the time of the contract. Foreign currency forward exchange contracts will not eliminate fluctuations in the value of our assets and liabilities denominated in foreign currencies but rather allow the Company to establish a rate of exchange for a future point in time. The foreign currency forward exchange contracts are recorded as derivatives at fair value as either assets or liabilities, depending on their rights or obligations, with changes in fair value recorded as a net foreign exchange gain or loss in the Company’s Statements of Comprehensive Income.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. The Company formally documents all relationships between designated hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The documentation process includes linking derivatives to specific assets or liabilities on the balance sheet. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company assesses the effectiveness of its designated hedges on an individual currency basis. If the ratio obtained with this method is within the range of 80% to 125%, the Company considers the hedge effective.
The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative is de-designated as a hedging instrument; or the derivative expires or is sold, terminated or exercised. To the extent that the Company discontinues hedge accounting, because, based on management’s assessment, the derivative no longer qualifies as an effective hedge, the derivative will continue to be carried in the Consolidated Balance Sheets at its fair value, with changes in its fair value recognized in current period net income through foreign exchange gains (losses).
Cash Flow Hedges
The Company uses derivative instruments in the form of interest rate swaps to manage the interest rate exposure associated with certain assets and liabilities. These derivatives are recorded at fair value. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (“OCI”) and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the Consolidated Statements of Comprehensive Income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. The Company formally documents all relationships between designated hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The documentation process includes linking derivatives to specific assets or liabilities on the balance sheet. The Company also formally assesses, both at the hedge's inception and on an ongoing basis (when required), whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company assesses the effectiveness of its designated hedges on an individual contract basis. The Company currently applies the long haul method when assessing the hedge's effectiveness.
The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative is de-designated as a hedging instrument; or the derivative expires or is sold, terminated or exercised. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings.

Cash and cash equivalents	The Company considers time deposits and money market funds with an original maturity of one month or less as equivalent to cash.
Foreign exchange
The U.S. dollar is the functional currency of the Company and the majority of its subsidiaries. For these companies, monetary assets and liabilities denominated in foreign currencies are revalued at the exchange rates in effect at the balance sheet date and revenues and expenses denominated in foreign currencies are translated at the prevailing exchange rate on the transaction date with the resulting foreign exchange gains and losses included in earnings. Non-monetary assets and liabilities denominated in foreign currencies are revalued at the exchange rate in effect at the time of the underlying transaction.
Assets and liabilities of subsidiaries whose functional currency is not the U.S. dollar are translated at prevailing year end exchange rates. Revenue and expenses of such foreign operations are translated at average exchange rates during the year. The net effect of translation differences between functional and reporting currencies in foreign operations, net of applicable deferred income taxes, is included in accumulated other comprehensive income ("AOCI").

Stock plans
The Company accounts for its stock plans in accordance with the U.S. GAAP fair value recognition provisions for “Stock Compensation.” Accordingly, the Company recognizes the compensation expense for stock option grants, restricted share grants and performance share awards based on the fair value of the award on the date of grant over the requisite service period.

Warrants
The Company has accounted for certain warrant contracts issued to our sponsoring investors in conjunction with the capitalization of the Company, and which may be settled by the Company using either the physical settlement or net-share settlement methods, in accordance with U.S. GAAP guidance for “Derivatives and Hedging, Contracts in Entity’s Own Equity.” Accordingly, the fair value of these warrants has been recorded in equity as an addition to additional paid-in capital.

Earnings per share
Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding. Earnings per diluted common share are based on the weighted average number of common shares and share equivalents excluding any anti-dilutive effects of warrants, options and other awards under stock plans.

Income taxes and uncertain tax provisions
Deferred tax assets and liabilities are recorded in accordance with U.S. GAAP “Income Taxes” guidance. Consistent with this guidance, the Company records deferred income taxes which reflect the tax effect of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their respective tax bases.
The Company and its Bermuda domiciled subsidiaries are not subject to any income, withholding or capital gains taxes under current Bermuda law. The Company has operations in subsidiary form in various other jurisdictions around the world, including but not limited to the U.K., U.S., Switzerland, Luxembourg and Canada that are subject to relevant taxes in those jurisdictions.
The Company recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained upon audit by tax authorities. The Company would recognize accruals for any interest and penalties related to uncertain tax positions in income tax expenses.

Goodwill and intangible assets
The Company accounts for goodwill and other intangible assets recognized in business combinations in accordance with ASC Topic 805 “Business Combinations.”
A purchase price paid that is in excess of the fair value of the net assets (“goodwill”) arising from a business combination is recorded as an asset, and is not amortized. Where the total fair value of net assets acquired exceeds consideration paid (“negative goodwill”), the acquirer will record a gain as a result of the bargain purchase, to be recognized through the consolidated statements of comprehensive income at the close of the transaction.
Intangible assets with a finite life are amortized over the estimated useful life of the asset. Intangible assets with an indefinite useful life are not amortized. Refer to Note 6 "Goodwill and other intangible assets" for further information.
Goodwill and indefinite-lived intangible assets are tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. Such events or circumstances may include an economic downturn in a geographic market or change in the assessment of future operations. In performing this test, the Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350 “Intangibles—Goodwill and Other.” Similarly, the Company may first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment described in ASC Topic 350 "Intangibles - Goodwill and Other - General Intangibles Other than Goodwill." The factors assessed in making this determination included the overall insurance industry outlook, business strategy, premium rates, earnings sustainability, market capitalization and the regulatory and political environment.
If the goodwill or intangible asset is impaired, it is written down to its realizable value with a corresponding expense reflected in the Consolidated Statements of Comprehensive Income.

Investments in affiliates
Investments in which the Company has significant influence over the operating and financial policies of the investee are accounted for under the equity method of accounting. Under this method, the Company records its proportionate share of income or loss from such investments in its results for the period.

Variable interest entities
The Company determines whether it has relationships with entities defined as variable interest entities (“VIEs”) in accordance with ASC Topic 810 "Consolidation." Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities. A VIE is consolidated by the variable interest holder that is determined to be the primary beneficiary.
The primary beneficiary is defined as the variable interest holder that is determined to have the controlling financial interest as a result of having both (i) the power to direct the activities of a VIE that most significantly impact the economic performance of the VIE and (ii) the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. At inception of the VIE, as well as following an event that requires reassessment, the Company determines whether it is the primary beneficiary based on an analysis of the Company's level of involvement in the VIE, the contractual terms, and the overall structure of the VIE. Those VIEs that have all the attributes of an investment company are assessed under ASC Topic 810, excluding the changes that were as a result of the issuance of FASB Statement No. 167 "Amendments to FASB Interpretation No. 46(R)."
The Company accounts for its investments in the AlphaCat Insurance Linked Securities (“ILS”) Funds and the BetaCat ILS Funds as variable interest entities. See Note 9 "Investments in affiliates" for further details.

Noncontrolling interest
The Company accounts for its noncontrolling interests in accordance with ASC Topic 810 “Consolidation.” Redeemable noncontrolling interests are presented as a mezzanine item, between liabilities and shareholders' equity, in the Company's Consolidated Balance Sheet and the non-redeemable noncontrolling interests are presented within shareholders' equity in the Company's Consolidated Balance Sheets and Consolidated Statements of Shareholders' Equity. The net (income) loss attributable to noncontrolling interest is presented separately in the Company's Consolidated Statements of Comprehensive Income. Refer to Note 9 "Investments in affiliates" for further details.